Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Property Plant and Equipment	Depreciation is provided in the amounts sufficient to depreciate the cost of the related assets over their useful lives using the straight-line method, as follows:
Useful life
Office equipment	3 – 5 years
Transportation equipment	4 years
Building	20 years
Leasehold improvement	5 years

Schedule of Intangible Assets	Intangible assets are amortized using the straight-line method.
License	5 years
Computer software	3 – 5 years

Schedule of Disaggregation of Revenues

For the years ended December 31, 2024, 2023 and 2022, the disaggregation of revenues by major revenue stream is as follows:

	For the years ended December 31,
	2024	2023	2022
System integration projects	$16,586,039	$16,254,922	$11,344,086
Product sales	1,202,206	273,054	—
Engineering consulting services	360,999	204,712	30,171
Total	$18,149,244	$16,732,688	$11,374,257

Schedule of Revenue by Geographic Location

The following table presents revenue by geographic location for the years ended December 31, 2024, 2023 and 2022:

	For the years ended December 31,
	2024	2023	2022
PRC	$8,237,285	$11,056,162	$11,345,810
Japan	9,911,959	5,676,526	28,447
Total revenues	$18,149,244	$16,732,688	$11,374,257

Schedule of Currency Exchange Rates Consolidated Financial Statements

The following table outlines the currency exchange rates that were used in creating the consolidated financial statements in this report:

	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022
Period End RMB: USD exchange rate	7.2993	7.0999	6.8972
Period Average RMB: USD exchange rate	7.1957	7.0809	6.7290
Period End JPY: USD exchange rate	157.37	140.80	131.81
Period Average JPY: USD exchange rate	151.46	140.82	131.46